Schedule of other income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Other Income
Government grants	$ 31	$ 41	$ 233	$ 417
Government grants	36	48	56	23
Government grants	$ 67	$ 89	$ 289	$ 440